Accounts receivable, net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable Net [Abstract]
Accounts receivable	$ 20,073,082	$ 3,802,773
Allowance for doubtful accounts	(945,761)	(152,768)
Total accounts receivable, net	$ 19,127,321	$ 3,650,005